Gains or losses on non financial assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Gains (losses) on disposals of non-current assets [abstract]
Detail of gains/ (losses) on disposal of assets not classified as non-current assets held for sale
The detail of Gains/ (losses) on disposal of assets not classified as non-current assets held for sale is as follows:

EUR million
	2021	2020	2019
Gains
Tangible and intangible assets	87	89	131
Investments	2	60	1,219
Of which:
Custody Business (note 3)	—	—	989
Prisma	—	—	194
	89	149	1,350
Losses
Tangible and intangible assets	(36)	(34)	(55)
Investments	—	(1)	(4)
	(36)	(35)	(59)
	53	114	1,291